Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following table shows the past two fiscal years’ total compensation for our named executive officers as set forth in the Summary Compensation Table, the “compensation actually paid” to our named executive officers (as determined under SEC rules), and our net income.

SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine Compensation Actually Paid as reported in the Pay Versus Performance Table. Compensation Actually Paid does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a valuation calculated under applicable SEC rules. In general, Compensation Actually Paid is calculated as summary compensation table total compensation adjusted to (a) include the value of any pension benefit (or loss) attributed to the past fiscal year, including on account of any amendments adopted during such year; and (b) include the fair market value of equity awards as of December 31, 2023 or, if earlier, the vesting date (rather than the grant date) and factor in dividends and interest accrued with respect to such awards, if applicable. For purposes of the disclosure below, no pension valuation adjustments were required.

Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“NEOs”)(3)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Net Income (Loss) (thousands)(4)
2023	$1,747,045	$2,258,856	$752,110	$1,037,017	($936)
2022	$2,119,541	$1,700,769	$814,825	$584,117	($9,021)

(1) Sean E. Brynjelsen was the Registrant’s PEO for each of the 2023 and 2022 fiscal years.

PEO Total Compensation Amount	$ 1,747,045	$ 2,119,541
PEO Actually Paid Compensation Amount	$ 2,258,856	1,700,769
Adjustment To PEO Compensation, Footnote

(2) The amounts disclosed reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for PEO:

Year	Less: Grant Date Value of Equity Awards	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Change in Fair Value From Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Dividends on Unvested Awards	Total Adjustments
2023	($807,628)	$807,468	$166,636	$187,804	$157,531	—	$511,811
2022	($1,251,415)	$673,908	($48,439)	$297,486	($90,312)	—	($418,772)

Non-PEO NEO Average Total Compensation Amount	$ 752,110	814,825
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,037,017	584,117
Adjustment to Non-PEO NEO Compensation Footnote

(3) For the 2023 and 2022 fiscal years, our Non-PEO NEOs were: James R. Gruber and David C. Krempa. The amounts disclosed reflect the adjustments listed in the table below to the amounts reported in the Summary Compensation Table for Non-PEO NEOs:

Year	Less: Grant Date Value of Equity Awards	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Change in Fair Value From Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Dividends on Unvested Awards	Total Adjustments
2023	($200,960)	$200,920	$181,180	$46,731	$57,036	—	$284,907
2022	($420,678)	$307,435	($108,460)	$29,641	($38,647)	—	($230,709)

(4) The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.

Net Income (Loss)	$ (936,000)	(9,021,000)
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	811	(8,772)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(807,628)	(1,251,415)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	807,468	673,908
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	166,636	(48,439)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	187,804	297,486
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(157,531)	90,312
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	907	709
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	200,960	420,678
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	200,920	307,435
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	181,180	108,460
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,731	29,641
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 36	$ 38,647